Construction Contracts - Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Construction Services Contracts [Abstract]
Beginning balance	₩ 2,783,935	₩ 3,152,725	₩ 2,735,141
Increase and decrease
New orders and foreign exchange impact	3,578,599	458,635	1,512,460
Changes in scope of construction work	81,401	72,427	282,701
Increase (decrease) in Construction contracts from new orders and foreign exchange	3,457,964	386,208	1,229,759
Recognized as revenue	(646,953)	(754,998)	(812,175)
Ending balance	₩ 5,594,946	₩ 2,783,935	₩ 3,152,725